Consolidated Income Statements ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 USD ($) $ / shares	Mar. 31, 2022 INR (₨) ₨ / shares	Mar. 31, 2021 INR (₨) ₨ / shares	Mar. 31, 2020 INR (₨) ₨ / shares
Statement [line items]
Revenues	$ 35,948.8	₨ 2,724,648.4	₨ 2,441,151.0	₨ 2,556,123.4
Finance revenues	542.5	41,118.5	40,480.4	38,127.8
Total revenues	36,491.3	2,765,766.9	2,481,631.4	2,594,251.2
Change in inventories of finished goods and work-in-progress	209.8	15,904.9	46,841.6	22,311.9
Purchase of products for sale	2,424.4	183,747.7	122,500.9	122,283.5
Raw materials, components, and consumables	21,236.4	1,609,556.7	1,413,642.9	1,525,964.3
Employee cost	4,066.1	308,183.1	281,083.7	308,372.8
Defined benefit pension plan amendment cost/(credit)			848.1
Depreciation and amortization	3,157.5	239,317.1	229,638.1	207,632.1
Other expenses	7,645.9	579,491.6	470,557.1	601,339.1
Provision related to Russia market	56.9	4,286.6
Restructuring cost at JLR – Assets write downs, employees and third party obligations			149,943.0
Provision/(reversal of provision) for onerous contracts			(6,630.0)	7,770.0
Expenditure capitalized	(1,899.6)	(143,972.1)	(128,491.2)	(175,033.8)
Loss/(gains) on sale/write off of assets and others (net)	(7.3)	(555.4)	3,094.6	3,131.9
Other (income)/loss (net)	(629.6)	(47,720.8)	(42,368.1)	(16,009.4)
Foreign exchange (gain)/loss (net)	10.6	805.8	(18,293.3)	16,985.4
Interest income	(82.5)	(6,252.1)	(4,925.3)	(11,696.9)
Interest expense	1,230.5	93,263.1	80,840.5	72,553.1
Share of (profit)/loss of equity accounted investees (net)	9.8	740.6	3,789.6	10,000.0
Net income/(loss) before tax	(926.2)	(70,167.3)	(116,727.3)	(109,339.6)
Income tax (expense)/credit	(556.8)	(42,204.9)	(25,410.7)	(3,644.5)
Net income/(loss)	(1,483.0)	(112,372.2)	(142,138.0)	(112,984.1)
Attributable to:
Shareholders of Tata Motors Limited	(1,500.1)	(113,699.3)	(142,700.9)	(113,940.3)
Non-controlling interests	17.5	1,327.1	562.9	956.2
Passenger vehicle segment [member]
Statement [line items]
Impairment /(reversal of impairment) losses in Passenger Vehicle business			(3,713.5)	4,454.8
Impairment losses/(reversal of impairment) of assets in subsidiaries			₨ (3,713.5)	4,454.8
Subsidiaries [member]
Statement [line items]
Impairment losses/(reversal of impairment) of assets in subsidiaries	$ (11.4)	₨ (862.6)		₨ 3,532.0
Ordinary shares [Member]
Earnings per share:
Basic | (per share)	$ (0.4)	₨ (29.7)	₨ (39.2)	₨ (32.9)
Diluted | (per share)	(0.4)	(29.7)	(39.2)	(32.9)
'A' Ordinary shares [Member]
Earnings per share:
Basic | (per share)	(0.4)	(29.7)	(39.2)	(32.9)
Diluted | (per share)	$ (0.4)	₨ (29.7)	₨ (39.2)	₨ (32.9)